COMMITMENTS (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 10, 2019	Dec. 31, 2019
Statement Line Items [Line Items]
Percentage of royalty payable on sales of products developed during first three years		3.00%
Percentage of royalty payable on sales of products developed during subsequent three years		4.00%
Percentage of royalty payable on sales of products developed during commencing of seventh year		5.00%
Percentage of royalty payable on grants received by company		100.00%
Royalty amount payable		$ 460
Percentage to be paid for each payment received		5.38%
Amgen Inc [Member]
Statement Line Items [Line Items]
Amount paid to government of israel	$ 27